VTR-Q1

Quarterly Report
March 31, 2026
MFS®  Total Return Series

MFS® Variable Insurance Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 57.5%
Aerospace & Defense – 1.9%
Boeing Co. (a)	21,548	$4,288,698
General Dynamics Corp.	35,996	12,354,547
L3Harris Technologies, Inc.	54,288	18,737,503
Leidos Holdings, Inc.	21,432	3,333,105
		$38,713,853
Alcoholic Beverages – 1.0%
Constellation Brands, Inc., “A”	84,806	$12,720,900
Diageo PLC	371,777	6,907,731
		$19,628,631
Auto & Auto Components – 2.0%
Aptiv PLC (a)	235,590	$13,782,015
Lear Corp.	137,863	16,692,452
LKQ Corp.	346,168	10,166,954
		$40,641,421
Brokerage & Asset Managers – 3.8%
Charles Schwab Corp.	552,493	$51,923,292
Northern Trust Corp.	187,582	26,180,820
		$78,104,112
Business Services – 2.1%
Accenture PLC, “A”	60,280	$11,952,921
Amdocs Ltd.	66,330	4,328,696
Cognizant Technology Solutions Corp., “A”	149,826	9,191,825
Equifax, Inc.	18,758	3,377,753
Fidelity National Information Services, Inc.	221,032	10,368,611
Fiserv, Inc. (a)	74,958	4,182,657
		$43,402,463
Chemicals – 1.2%
Axalta Coating Systems Ltd. (a)	568,772	$15,754,985
PPG Industries, Inc.	85,023	9,087,258
		$24,842,243
Conglomerates – 0.6%
Honeywell International, Inc.	52,179	$11,794,019
Construction – 1.2%
Masco Corp.	266,588	$16,093,918
Mohawk Industries, Inc. (a)	44,402	4,371,821
Techtronic Industries Co. Ltd.	288,000	3,833,465
		$24,299,204
Consumer Products – 1.5%
Kenvue, Inc.	1,768,940	$30,496,526
Consumer Services – 0.2%
Airbnb, Inc., “A” (a)	40,578	$5,124,190
Containers – 0.6%
Avery Dennison Corp.	36,634	$6,325,959
Smurfit Westrock PLC	171,535	6,835,670
		$13,161,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 0.2%
CME Group, Inc.	12,408	$3,664,703
Electrical Equipment – 0.5%
Eaton Corp. PLC	18,963	$6,782,496
Versigent PLC (a)	78,530	2,501,181
		$9,283,677
Energy - Independent – 4.5%
Chevron Corp.	72,877	$15,078,251
ConocoPhillips	269,030	35,511,960
Diamondback Energy, Inc.	45,213	8,942,679
Exxon Mobil Corp.	148,262	25,154,131
Suncor Energy, Inc.	108,325	7,164,822
		$91,851,843
Food & Beverages – 0.2%
Tyson Foods, Inc., “A”	74,066	$4,745,409
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	365,600	$6,229,824
Global Systemically Important Banks – 4.4%
Bank of America Corp.	668,501	$32,589,424
Goldman Sachs Group, Inc.	15,433	13,056,164
JPMorgan Chase & Co.	78,404	23,063,320
Morgan Stanley	70,470	11,597,248
Wells Fargo & Co.	110,640	8,808,050
		$89,114,206
Health Maintenance Organizations – 1.8%
Cigna Group	117,246	$31,275,371
Humana, Inc.	30,813	5,342,666
		$36,618,037
Insurance – 4.3%
Aon PLC	90,694	$29,274,209
Chubb Ltd.	77,543	25,273,590
Principal Financial Group, Inc.	42,118	3,795,253
Travelers Cos., Inc.	21,661	6,318,081
Willis Towers Watson PLC	78,499	22,819,659
		$87,480,792
Interactive Media Services – 0.1%
Versant Media Group, Inc.	32,278	$1,194,932
Machinery & Tools – 0.6%
AGCO Corp.	63,155	$7,317,770
Flowserve Corp.	62,756	4,613,193
		$11,930,963
Media – 2.2%
Omnicom Group, Inc.	461,642	$34,766,259
Warner Bros. Discovery, Inc. (a)	330,997	9,089,178
		$43,855,437
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	89,503	$9,904,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.5%
Agilent Technologies, Inc.	49,499	$5,641,896
Becton, Dickinson and Co.	220,642	34,691,542
Medtronic PLC	433,728	37,582,531
Waters Corp. (a)	45,598	13,579,084
		$91,495,053
Metals & Mining – 0.4%
Glencore PLC	964,191	$7,347,140
Non-Global Systemically Important Banks – 0.9%
PNC Financial Services Group, Inc.	88,190	$18,351,457
Oil Services – 0.2%
SLB Ltd.	78,483	$4,033,241
Pharmaceuticals & Biotechnology – 3.9%
Johnson & Johnson	115,025	$28,116,711
Organon & Co.	120,657	722,736
Pfizer, Inc.	1,484,426	41,682,682
Roche Holding AG	20,438	8,070,268
		$78,592,397
Restaurants – 0.4%
U.S. Foods Holding Corp. (a)	83,264	$7,677,773
Retail & E-commerce – 0.4%
Target Corp.	75,702	$9,175,082
Semiconductor & Electronic Components – 1.3%
Intel Corp. (a)	232,416	$10,256,518
NXP Semiconductors N.V.	81,685	16,080,509
		$26,337,027
Software – 2.5%
Microsoft Corp.	98,222	$36,358,838
Salesforce, Inc.	77,389	14,446,204
		$50,805,042
Telecom Services – 1.1%
Comcast Corp., “A”	806,985	$23,168,539
Tobacco – 1.5%
Altria Group, Inc.	78,293	$5,166,555
Philip Morris International, Inc.	151,220	25,002,715
		$30,169,270
Transportation & Logistics – 1.0%
Union Pacific Corp.	80,392	$19,504,707
Travel, Gaming, & Lodging – 0.4%
Delta Air Lines, Inc.	117,360	$7,802,093
Utilities – 3.3%
Duke Energy Corp.	125,602	$16,446,326
Exelon Corp.	175,438	8,599,971
National Grid PLC	992,691	16,735,722
PG&E Corp.	1,282,063	22,525,847

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – continued
Sempra	35,712	$3,470,135
		$67,778,001
Total Common Stocks		$1,168,319,338
Bonds – 40.6%
Aerospace & Defense – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,062,445
Boeing Co., 6.528%, 5/01/2034	1,947,000	2,120,950
Boeing Co., 5.805%, 5/01/2050	883,000	853,619
Boeing Co., 6.858%, 5/01/2054	775,000	852,946
		$4,889,960
Asset-Backed & Securitized – 7.4%
ACORE Issuer LLC, 2026-FL1, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 8/20/2043 (n)	$2,857,500	$2,861,132
Acres PLC, 2026-FL4, “A”, 5.11%, 8/18/2044 (n)	4,080,000	4,083,051
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	58,785	58,820
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	561,000	561,345
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	2,199,410	2,200,929
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	1,887,882	1,896,273
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,175,620	1,174,239
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	695,829	692,219
Arbor Realty Commercial Real Estate, 2026-FL1, “A”, FLR, 5.17% (SOFR - 1mo. + 1.5%), 9/20/2043 (n)	805,882	805,880
Arbor Realty Commercial Real Estate, 2026-FL1, “AS”, FLR, 5.42% (SOFR - 1mo. + 1.75%), 9/20/2043 (n)	249,290	249,443
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 5.772% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,079,750
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.422% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	3,949,000	3,932,957
AREIT 2022-CRE6 Trust, “B”, FLR, 5.521% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	3,075,930
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	102,204	102,728
AutoNation Finance Trust, 2026-1A, “A2”, 3.95%, 1/11/2029 (n)	905,000	904,204
Bain Capital Credit CLO Ltd., 2020-3A, “BR3”, FLR, 5.112% (SOFR - 3mo. + 1.45%), 10/23/2034 (n)	2,000,000	1,996,672
Bain Capital Credit CLO Ltd., 2020-4A, “A1RR”, FLR, 4.817% (SOFR - 3mo. + 1.15%), 10/20/2036 (n)	3,189,862	3,181,603
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	1,863,539	1,900,524
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.387% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	210,855	519,143
BDS 2025-FL16 Ltd., “A”, FLR, 5.077% (SOFR - 1mo. + 1.4%), 6/19/2043 (n)	4,352,693	4,352,416
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	134,138	138,741
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	1,799,941	1,832,861
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,539,514
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 5.722% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,812,714
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	624,101	632,310
BX Trust, 2025-BCAT, “A”, FLR, 5.052% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	2,411,045	2,411,044
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.092% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	5,190,234
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	451,638	452,288
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,320,631	1,318,567
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,872,416	1,947,803
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	340,126	342,793
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	161,181	161,535
Dryden Senior Loan Fund CLO Ltd., 2018-55A, “A1”, FLR, 4.953% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	677,697	677,622
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.268% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	5,134,256	5,134,764
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.342% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	2,946,500	2,955,591
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	2,369,972	2,374,555
Empire District Bondco LLC, 4.943%, 1/01/2033	989,246	1,002,362
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	458,365	462,487
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	363,742	364,534
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	1,837,000	1,832,293
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	20,438	20,472
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	49,388	49,458
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.81% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	548,500	548,761
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	1,020,793	1,022,851
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	456,138	451,279

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.536% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	$1,354,062	$1,352,507
Magnetite CLO Ltd., 2017-19A, FLR, 5.117% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	889,810	887,713
MF1 2022-FL8 Ltd., “B”, FLR, 5.626% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,250,819
MF1 2024-FL15 LLC, “AS”, FLR, 5.719% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	2,376,000	2,385,586
MF1 2024-FL16 LLC, “A”, FLR, 5.221% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	4,793,900	4,809,825
MF1 2025-FL19 LLC, “A”, FLR, 5.251% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	2,700,000	2,700,829
MF1 2025-FL19 LLC, “A”, FLR, 5.167% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	2,057,523	2,060,503
MF1 2025-FL20 LLC, “AS”, FLR, 5.379% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	4,194,000	4,208,743
MF1 2026-FL21 LLC, “AS”, FLR, 5.23% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	2,229,299	2,230,430
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,579,370
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	732,676	725,788
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM10, “A1LC”, 5.241%, 11/25/2070 (n)	691,588	688,644
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	2,080,986	2,207,382
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 4.822% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	1,900,000	1,895,353
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	748,165	750,134
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	1,035,986	1,040,035
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	630,308	632,272
OBX Trust, 2025-NQM20, “A1”, 5.021%, 10/25/2065 (n)	948,893	945,330
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	245,850	246,242
Palmer Square Loan Funding 2024-3A Ltd., “A2R”, FLR, 4.81% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	4,413,018	4,408,018
Palmer Square Loan Funding, 2020-3A Ltd., “A2”, FLR, 5.252% (SOFR - 3mo. + 1.6%), 11/15/2036 (n)	4,516,667	4,516,486
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.467% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	1,856,072	1,856,013
PFP III 2025-12 Ltd., “AS”, FLR, 5.421% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	2,892,000	2,892,136
PLYM Commercial Mortgage Trust, 2026-IND, “A”, FLR, 4.923% (SOFR - 1mo. + 1.25%), 3/15/2043 (n)	2,116,000	2,105,420
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.812% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	4,017,991	4,012,543
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.108% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)(w)	1,247,639	1,244,795
PRM Loan Trust, 2025-PRM6, “A”, 4.63%, 7/05/2033 (n)	1,517,909	1,506,037
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	2,130,269	2,131,134
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.211% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	2,748,516	2,762,029
Residential Funding Mortgage Securities, Inc., FGIC, 3.413%, 12/25/2035 (d)(q)	63,221	809
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	1,390,000	1,389,339
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 5.472% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,204,700
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	1,125,097	1,126,920
TPG Real Estate Finance, 2025-FL7, “A”, FLR, 5.129% (SOFR - 1mo. + 1.45%), 6/18/2043 (n)	4,562,992	4,564,055
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	467,749	468,455
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	464,897	462,620
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	641,144	644,206
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.383% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,928,619	1,928,953
		$151,128,864
Auto & Auto Components – 0.1%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$2,741,000	$2,316,568
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$4,428,000	$4,650,578
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,038,000	1,853,646
LPL Holdings, Inc., 6.75%, 11/17/2028	362,000	379,267
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	4,012,000	3,837,704
		$10,721,195
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$179,000	$165,568
Masco Corp., 2%, 2/15/2031	3,622,000	3,191,597
Vulcan Materials Co., 3.5%, 6/01/2030	386,000	370,011
		$3,727,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.5%
Equinix, Inc., 1.8%, 7/15/2027	$1,405,000	$1,357,437
Equinix, Inc., 2.5%, 5/15/2031	1,931,000	1,723,549
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,439,170
Fiserv, Inc., 2.65%, 6/01/2030	690,000	628,284
Global Payments, Inc., 2.9%, 11/15/2031	778,000	681,714
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,872,000	1,861,683
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,435,000	1,485,102
		$9,176,939
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,063,000	$1,079,459
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,544,000	2,880,513
		$3,959,972
Chemicals – 0.0%
RPM International, Inc., 2.95%, 1/15/2032	$752,000	$676,019
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$2,129,000	$2,135,244
Consumer Products – 0.0%
Kenvue, Inc., 4.9%, 3/22/2033	$778,000	$784,261
Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$3,996,000	$3,951,983
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,176,000	2,152,747
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	681,965
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,065,000	2,041,677
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	756,000	730,380
		$9,558,752
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,709,000	$2,393,553
Energy - Independent – 0.3%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$1,254,000	$1,273,057
EQT Corp., 5.75%, 2/01/2034	2,968,000	3,059,811
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	851,000	852,973
		$5,185,841
Energy - Integrated – 0.6%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,208,000	$3,802,469
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,793,000	3,820,605
Eni S.p.A., 5.5%, 5/15/2034 (n)	3,712,000	3,802,362
		$11,425,436
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$746,000	$694,593
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	2,970,000	3,711,873
Diageo Capital PLC, 2.375%, 10/24/2029	2,415,000	2,258,339
Mars, Inc., 5.2%, 3/01/2035 (n)	4,183,000	4,222,825
		$10,887,630
Global Systemically Important Banks – 1.8%
Bank of America Corp., 3.5%, 4/19/2026	$1,361,000	$1,360,348
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	3,265,000	2,904,933
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,135,000	1,986,026
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,678,000	2,364,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	$922,000	$839,839
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	482,000	449,115
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,660,000	4,142,335
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,795,000	1,628,465
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,076,000	4,245,501
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	947,000	727,198
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,676,000	2,393,938
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	774,000	792,094
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,501,000	2,322,237
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,151,000	2,833,184
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,455,000	5,687,311
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	1,566,000	1,605,334
		$36,281,926
Insurance – 0.7%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,260,535
Corebridge Financial, Inc., 3.9%, 4/05/2032	3,099,000	2,906,229
Corebridge Financial, Inc., 5.75%, 1/15/2034	1,248,000	1,280,048
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	3,972,000	3,848,904
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	606,000	577,322
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	3,038,000	3,216,530
		$14,089,568
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$1,238,000	$1,264,967
UnitedHealth Group, Inc., 5%, 4/15/2034	1,975,000	1,976,547
		$3,241,514
Insurance - Property & Casualty – 0.6%
Aon Corp., 4.5%, 12/15/2028	$1,872,000	$1,880,606
Brown & Brown, Inc., 4.2%, 3/17/2032	2,140,000	2,019,980
Brown & Brown, Inc., 5.55%, 6/23/2035	519,000	518,311
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,084,000	4,189,660
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	88,000	91,939
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,099,000	797,647
Marsh & McLennan Cos., Inc., 4.95%, 3/15/2036	2,553,000	2,528,868
		$12,027,011
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$672,876
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$3,988,000	$4,043,870
Medical & Health Technology & Services – 0.3%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$2,572,283
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	279,328
Cigna Corp., 3.2%, 3/15/2040	509,000	394,332
HCA, Inc., 5.125%, 6/15/2039	1,827,000	1,721,805
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	118,845
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,139,000	922,713
		$6,009,306
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,503,000	$1,400,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$485,988
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,437,459
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,316,000	3,937,650
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,602,000	1,456,766
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	670,000	609,817
		$7,927,680
Midstream – 0.5%
Enbridge, Inc., 5.625%, 4/05/2034	$2,896,000	$2,987,193
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,896,000	1,826,929
Plains All American Pipeline LP, 5.7%, 9/15/2034	837,000	854,966
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	485,000	481,479
Spectra Energy Partners LP, 3.375%, 10/15/2026	783,000	779,076
Targa Resources Corp., 4.2%, 2/01/2033	754,000	713,841
Targa Resources Corp., 6.125%, 3/15/2033	2,297,000	2,429,262
		$10,072,746
Mortgage-Backed – 9.2%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$1,042,271	$988,113
Fannie Mae, 6.5%, 6/01/2031 - 1/01/2055	527,845	548,802
Fannie Mae, 2.5%, 11/01/2031	31,854	30,679
Fannie Mae, 5.5%, 2/01/2033 - 1/01/2055	2,361,476	2,400,977
Fannie Mae, 3%, 2/25/2033 (i)	145,158	9,073
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	2,546,509	2,521,123
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	879,655	887,572
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	1,369,143	1,411,287
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	7,256,527	6,831,169
Fannie Mae, 3.25%, 5/25/2040	52,724	50,101
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	5,062,566	4,882,286
Fannie Mae, 4.661%, 2/25/2045 (n)	676,683	675,638
Fannie Mae, 2%, 4/25/2046	108,895	101,291
Fannie Mae, 4%, 7/25/2046 (i)	211,854	38,080
Fannie Mae, 5.561%, 11/25/2053	1,195,474	1,226,744
Fannie Mae, UMBS, 2%, 9/01/2035 - 2/01/2052	10,608,729	8,896,670
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 6/01/2052	22,875,180	19,674,166
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	2,866,022	2,839,517
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 9/01/2052	1,377,399	1,338,704
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,323,360	1,806,813
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	7,684,004	6,796,699
Fannie Mae, UMBS, 3.5%, 7/01/2052	20,217	18,674
Fannie Mae, UMBS, 4%, 11/01/2052 - 5/01/2053	541,336	511,701
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 11/01/2053	6,251,032	6,297,151
Fannie Mae, UMBS, 6%, 12/01/2052 - 6/01/2055	7,897,198	8,055,740
Fannie Mae, UMBS, 6.5%, 9/01/2054	95,195	98,416
Freddie Mac, 0.638%, 6/25/2027 (i)	13,682,000	117,013
Freddie Mac, 0.725%, 6/25/2027 (i)	4,176,425	26,159
Freddie Mac, 0.561%, 7/25/2027 (i)	11,178,729	62,114
Freddie Mac, 0.326%, 8/25/2027 (i)	9,650,000	48,604
Freddie Mac, 0.403%, 8/25/2027 (i)	6,059,791	30,330
Freddie Mac, 0.279%, 9/25/2027 (i)	10,419,000	52,977
Freddie Mac, 0.196%, 11/25/2027 (i)	16,290,000	52,791
Freddie Mac, 0.275%, 11/25/2027 (i)	10,851,077	40,964
Freddie Mac, 0.316%, 11/25/2027 (i)	9,708,326	41,890
Freddie Mac, 0.249%, 12/25/2027 (i)	10,109,000	43,696
Freddie Mac, 0.293%, 12/25/2027 (i)	11,210,000	60,447
Freddie Mac, 0.357%, 12/25/2027 (i)	16,206,741	92,022
Freddie Mac, 1.081%, 7/25/2029 (i)	797,247	24,836
Freddie Mac, 1.135%, 8/25/2029 (i)	5,043,988	169,853
Freddie Mac, 1.797%, 4/25/2030 (i)	900,000	58,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.839%, 4/25/2030 (i)	$2,701,417	$179,460
Freddie Mac, 1.666%, 5/25/2030 (i)	1,301,002	82,771
Freddie Mac, 1.799%, 5/25/2030 (i)	3,334,078	223,637
Freddie Mac, 1.341%, 6/25/2030 (i)	1,327,631	67,033
Freddie Mac, 1.597%, 8/25/2030 (i)	1,191,673	73,608
Freddie Mac, 1.168%, 9/25/2030 (i)	775,587	36,201
Freddie Mac, 1.08%, 11/25/2030 (i)	1,356,411	60,695
Freddie Mac, 0.318%, 1/25/2031 (i)	5,260,218	61,724
Freddie Mac, 0.779%, 1/25/2031 (i)	2,233,850	77,500
Freddie Mac, 0.935%, 1/25/2031 (i)	1,493,151	59,042
Freddie Mac, 0.508%, 3/25/2031 (i)	4,246,310	87,409
Freddie Mac, 0.732%, 3/25/2031 (i)	1,837,683	61,455
Freddie Mac, 1.213%, 5/25/2031 (i)	822,353	44,789
Freddie Mac, 0.937%, 7/25/2031 (i)	1,237,840	56,049
Freddie Mac, 0.505%, 8/25/2031 (i)	1,658,080	38,339
Freddie Mac, 0.536%, 9/25/2031 (i)	5,442,448	141,716
Freddie Mac, 0.854%, 9/25/2031 (i)	1,567,181	63,937
Freddie Mac, 0.349%, 11/25/2031 (i)	8,030,040	141,687
Freddie Mac, 0.496%, 12/25/2031 (i)	7,179,988	174,038
Freddie Mac, 0.566%, 12/25/2031 (i)	12,162,189	328,604
Freddie Mac, 0.285%, 11/25/2032 (i)	7,993,697	108,690
Freddie Mac, 5%, 9/01/2033 - 3/01/2055	982,576	982,594
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	347,886	352,889
Freddie Mac, 6%, 4/01/2034 - 9/01/2055	2,060,511	2,105,227
Freddie Mac, 6.5%, 5/01/2034 - 4/01/2055	1,727,527	1,791,884
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	413,986	410,220
Freddie Mac, 5.5%, 2/15/2036 (i)	34,424	5,211
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	1,580,676	1,527,032
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	3,890,705	3,676,294
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	5,940,834	5,423,196
Freddie Mac, 4.5%, 12/15/2040 (i)	11,917	1,096
Freddie Mac, 4%, 8/15/2044 (i)	31,829	2,588
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	11,573,711	9,460,781
Freddie Mac, UMBS, 6.5%, 10/01/2034 - 11/01/2054	1,257,121	1,314,003
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2053	1,551,269	1,538,835
Freddie Mac, UMBS, 6%, 1/01/2036 - 6/01/2054	1,164,159	1,190,299
Freddie Mac, UMBS, 3%, 4/01/2037 - 8/01/2052	6,831,854	6,022,901
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	966,560	901,429
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	1,108,533	1,059,659
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 9/01/2052	5,433,783	4,619,622
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	802,220	621,063
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 4/01/2053	535,346	546,385
Freddie Mac, UMBS, 4.5%, 10/01/2052	2,517,321	2,439,930
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	601,970	622,846
Ginnie Mae, 5.5%, 5/15/2033 - 3/20/2055	6,271,556	6,345,853
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	6,197,496	6,048,727
Ginnie Mae, 5%, 7/20/2033 - 10/20/2054	2,298,290	2,286,685
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	4,033,787	3,836,461
Ginnie Mae, 3.889%, 9/20/2041	585,457	576,628
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	2,648,795	2,498,006
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	8,335,992	7,492,595
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	10,245,043	8,820,780
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	8,207,539	6,784,115
Ginnie Mae, 4.402%, 2/20/2056	2,079,109	2,075,542
Ginnie Mae, 4.522%, 9/20/2065	1,248,571	1,252,125
Ginnie Mae, 4.472%, 2/20/2066	1,753,171	1,751,513
Ginnie Mae, TBA, 5%, 4/21/2056	2,575,000	2,550,029
UMBS, TBA, 3%, 4/13/2056	25,000	21,954
UMBS, TBA, 5.5%, 4/13/2056	2,550,000	2,561,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 1.5%, 4/25/2056	$750,000	$578,613
UMBS, TBA, 4%, 4/25/2056	2,800,000	2,641,866
		$186,767,138
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$2,745,000	$2,849,001
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,355,762
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	1,870,000	1,926,236
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,032,000	949,838
		$10,080,837
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$400,567
Network & Telecom – 0.2%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$577,000	$585,210
Verizon Communications, Inc., 3.15%, 3/22/2030	995,000	947,673
Verizon Communications, Inc., 4.812%, 3/15/2039	1,775,000	1,654,556
		$3,187,439
Non-Global Systemically Important Banks – 0.7%
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	$4,286,000	$4,127,017
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	843,653
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	868,001
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,335,000	2,419,166
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,261,000	4,990,566
		$13,248,403
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$804,000	$697,109
Waste Management, Inc., 4.875%, 2/15/2034	5,465,000	5,525,999
		$6,223,108
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,057,000	$4,143,136
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$162,000	$159,801
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,694,000	1,648,177
Realty Income Corp., REIT, 3.25%, 1/15/2031	458,000	430,659
		$2,238,637
Real Estate - Storage & Office – 0.1%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,244,000	$1,067,501
Refining – 0.1%
Phillips 66 Co., 2.15%, 12/15/2030	$2,775,000	$2,487,797
Retail & E-commerce – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,243,000	$1,768,640
Genuine Parts Co., 2.75%, 2/01/2032	3,528,000	3,057,796
		$4,826,436
Semiconductor & Electronic Components – 0.1%
Broadcom, Inc., 4.926%, 5/15/2037 (n)	$2,892,000	$2,805,018

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Software – 0.4%
Oracle Corp., 4.9%, 2/06/2033	$749,000	$709,819
Oracle Corp., 5.2%, 9/26/2035	2,361,000	2,214,606
Roper Technologies, Inc., 2%, 6/30/2030	1,231,000	1,098,605
Salesforce, Inc., 5.2%, 3/15/2033	1,272,000	1,269,828
Salesforce, Inc., 5.55%, 3/15/2036	1,272,000	1,268,043
Salesforce, Inc., 6.4%, 3/15/2046	848,000	853,871
		$7,414,772
Telecommunications - Wireless – 0.4%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,426,000	$2,396,966
Rogers Communications, Inc., 3.8%, 3/15/2032	3,540,000	3,304,545
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,907,000	1,829,142
Vodafone Group PLC, 5.625%, 2/10/2053	758,000	707,843
		$8,238,496
Tobacco – 0.5%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,810,000	$4,811,921
Philip Morris International, Inc., 5.125%, 11/17/2027	822,000	833,022
Philip Morris International, Inc., 5.625%, 11/17/2029	381,000	396,002
Philip Morris International, Inc., 5.125%, 2/15/2030	1,417,000	1,445,823
Philip Morris International, Inc., 5.75%, 11/17/2032	1,667,000	1,754,883
		$9,241,651
Transportation & Logistics – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$716,000	$814,036
Travel, Gaming, & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,507,000	$1,520,070
Las Vegas Sands Corp., 3.9%, 8/08/2029	838,000	807,436
Marriott International, Inc., 4.625%, 6/15/2030	1,994,000	1,994,220
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,410
Marriott International, Inc., 2.75%, 10/15/2033	1,612,000	1,393,159
		$5,721,295
U.S. Treasury Obligations – 10.4%
U.S. Treasury Bonds, 2.875%, 5/15/2043	$7,596,000	$5,833,787
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	6,870,529
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	2,749,959
U.S. Treasury Bonds, 2.25%, 8/15/2046	46,200,000	30,114,820
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	639,844
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	4,700,719
U.S. Treasury Bonds, 4%, 11/15/2052	2,700,000	2,319,785
U.S. Treasury Bonds, 4.125%, 8/15/2053	5,100,000	4,472,461
U.S. Treasury Bonds, 4.75%, 11/15/2053	8,000,000	7,778,438
U.S. Treasury Bonds, 4.25%, 2/15/2054	12,900,000	11,555,578
U.S. Treasury Bonds, 4.5%, 11/15/2054	16,900,000	15,788,297
U.S. Treasury Notes, 4.5%, 4/15/2027 (f)	23,950,000	24,132,337
U.S. Treasury Notes, 3.375%, 12/31/2027	2,200,000	2,183,070
U.S. Treasury Notes, 4.125%, 7/31/2028	12,500,000	12,585,937
U.S. Treasury Notes, 4.25%, 6/30/2029	29,300,000	29,654,805
U.S. Treasury Notes, 3.875%, 4/30/2030	9,500,000	9,489,609
U.S. Treasury Notes, 4.25%, 11/15/2034	24,100,000	24,093,410
U.S. Treasury Notes, 4%, 11/15/2035	16,300,000	15,900,141
		$210,863,526
Utilities – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,205,000	$1,272,054
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	235,000	210,554
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	4,021,000	4,081,718

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – continued
Duke Energy Corp., 4.5%, 8/15/2032	$2,858,000	$2,812,983
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	323,924
Exelon Corp., 4.05%, 4/15/2030	1,543,000	1,511,081
Georgia Power Co., 3.7%, 1/30/2050	138,000	100,955
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	873,000	784,243
Jersey Central Power & Light Co., 5.1%, 1/15/2035	629,000	628,729
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,007,000	2,078,005
Pacific Gas & Electric Co., 2.1%, 8/01/2027	453,000	439,032
Pacific Gas & Electric Co., 3%, 6/15/2028	1,422,000	1,375,767
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,751,000	1,569,255
Pacific Gas & Electric Co., 3.3%, 8/01/2040	990,000	740,384
Xcel Energy, Inc., 3.4%, 6/01/2030	1,034,000	987,296
		$18,915,980
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,073,000	$963,047
Total Bonds		$824,383,112
Preferred Stocks – 0.5%
Consumer Products – 0.5%
Henkel AG & Co. KGaA	136,807	$10,511,245
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.3%
Boeing Co., 6%, 10/15/2027	92,875	$6,025,730
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 3.71% (v)	25,372,380	$25,372,380

Other Assets, Less Liabilities – (0.1)%		(2,363,878)
Net Assets – 100.0%		$2,032,247,927

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,372,380 and
$2,009,239,425, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $202,749,537, representing 10.0% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 3/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	405	$84,015,351	June – 2026	$(550,390)
U.S. Treasury Note 5 yr	Long	USD	210	22,717,735	June – 2026	(281,288)
U.S. Treasury Ultra Bond 30 yr	Long	USD	82	9,558,125	June – 2026	(271,298)
						$(1,102,976)
At March 31, 2026, the fund had liquid securities collateral with an aggregate value of $1,222,231 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,124,285,920	$—	$—	$1,124,285,920
United Kingdom	—	30,990,593	—	30,990,593
Germany	—	10,511,245	—	10,511,245
Switzerland	—	8,070,268	—	8,070,268
Canada	7,164,822	—	—	7,164,822
Hong Kong	—	3,833,465	—	3,833,465
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	210,863,526	—	210,863,526
Non - U.S. Sovereign Debt	—	672,876	—	672,876
Municipal Bonds	—	10,080,837	—	10,080,837
U.S. Corporate Bonds	—	185,665,067	—	185,665,067
Residential Mortgage-Backed Securities	—	210,933,833	—	210,933,833
Commercial Mortgage-Backed Securities	—	30,202,858	—	30,202,858
Asset-Backed Securities (including CDOs)	—	96,759,311	—	96,759,311
Foreign Bonds	—	79,204,804	—	79,204,804
Investment Companies	25,372,380	—	—	25,372,380
Total	$1,156,823,122	$877,788,683	$—	$2,034,611,805
Other Financial Instruments
Futures Contracts – Liabilities	$(1,102,976)	$—	$—	$(1,102,976)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,745,439	$116,426,411	$98,792,909	$(5,023)	$(1,538)	$25,372,380

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$228,634	$—